Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Investments at fair value (Note 4)	$ 872,343,615	$ 752,734,444
Fully benefit-responsive investment contract, at contract value (Note 3)	55,863,527	61,677,261
Total investments	928,207,142	814,411,705
Receivables:
Employer contributions	11,557,820	18,879,643
Participant contributions	0	550,010
Notes receivable from participants	24,723,422	22,588,423
Other receivables	0	150,747
Total receivables	36,281,242	42,168,823
Total assets	964,488,384	856,580,528
Liabilities:
Other liabilities	6,750	0
Total liabilities	6,750	0
Net assets available for benefits	$ 964,481,634	$ 856,580,528